Debt and Interest	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Debt and Interest [Abstract]
Debt and Interest
6.	Debt and Interest

The $750,000 PCP Note is classified as a long-term liability at March 31, 2012 on the consolidated balance sheet.

Interest expense consisted of the following:

	For the three months ended March 31,		Period from June 28, 2006 (Date of Inception) to March 31,
($ in thousands)	2012	2011	2012
Interest expense	$—	$—	$1,032
Interest expense—related parties	19	17	468
Amortization of embedded conversion feature	—	—	831
Change in fair value of Common Stock warrant liability	—	—	234
Amortization of deferred financing fees	—	—	737

Total interest expense	$19	$17	$3,302

11.	Debt

Related Party Notes

The Company issued a series of 8% promissory notes to related parties for expenses paid on behalf of the Company as well as advances made directly to the Company (collectively, the “Related Party Notes”). On June 28, 2006, the Company issued a four-year promissory note payable to PBS (the “PBS Note”). PBS is a related party given common ownership by the Company’s Principal Stockholder/Director. On July 30, 2007 and January 17, 2008, the Company issued three-year promissory notes which were payable to trusts established for the benefit of the family of the sole member of PBS and the Principal Stockholder/Director.

The Related Party Notes mature and were payable on or upon the occurrence of certain events defined in the agreement. Certain events include either the consummation of an equity financing in which gross proceeds to the Company equal or exceed 250% of the outstanding principal amount, an initial public offering or a sale of the Company. On September 4, 2008, the Company amended the Related Party Notes to provide that all unpaid principal and accrued interest shall be automatically converted into the Company’s Common Stock upon the initial closing of a private placement of the Company’s Common Stock at a conversion price equal to 100% of the lowest price paid by investors of the offering. On July 7, 2009, the Company amended the Related Party Notes to change the maturity date to February 20, 2010 and to provide that all unpaid principal and accrued interest shall be automatically converted upon the occurrence of certain events including a qualified financing, a reverse merger or a sale of the Company, as defined.

On February 5, 2010, the Company amended the Related Party Notes to extend the maturity date to September 30, 2010 and these amendments were accounted for as a modification and the change in the fair value of the conversion feature, in the amount of $0.1 million, was recorded as a debt discount. The debt discount was amortized to interest expense in the consolidated statement of operations over the remaining term of the Related Party Notes.

In 2010, the Company completed a qualified financing defined as an equity financing or series of related financings greater than $10 million at a conversion price equal to 75% of the lowest price per unit paid for such securities in cash by investors. This qualified equity financing resulted in the Related Party Notes, principal and accrued interest totaling $1.6 million to automatically convert into 273,046 shares of Series A Shares at a per share price of $5.87. In addition, under the PBS Note, all principal borrowed and interest accrued subsequent to January 20, 2010 totaling $0.3 million was converted into 36,194 Series A Shares at a per share price of $8.39.

PCP Promissory Notes (the “PCP Notes”)

In 2009, the Company issued 10% promissory notes to PCP for aggregate gross proceeds of $570,000. PCP is a related party due to common ownership by the Principal Stockholder/Director. All unpaid principal and accrued interest outstanding under the PCP Notes were payable on December 31, 2013 or earlier in the event of either the consummation of an equity financing in which gross proceeds to the Company equal or exceed 250% of the outstanding principal amount or a reverse merger or sale of the Company. The outstanding principal and accrued interest totaling $0.6 million was repaid in cash in 2010.

In conjunction with entering into the PCP Notes, the Company issued warrants to purchase 27,175 shares of Common Stock (see Note 13). A portion of the proceeds was allocated to the fair value of the warrants and recorded as a debt discount and was amortized to interest expense in the consolidated statement of operations over the term of the PCP Notes. This amount was not material.

PBC received cash commissions equal to 2% of the gross proceeds of the PCP Notes and expense reimbursements as compensation for its services as the placement agent. These costs were capitalized as deferred financing fees and are amortized to interest expense in the consolidated statement of operations over the term of the PCP Notes.

On January 7, 2011, as part of the Asphelia Asset Purchase (see Note 7), the Company assumed a $750,000 10% promissory note issued to PCP by Asphelia. All unpaid principal and accrued interest outstanding under the PCP Notes was payable on the earlier of (i) December 31, 2013, or (ii) the consummation of a merger, exchange or other transaction (or series of related transactions), other than in connection with the consummation of an equity financing (or a series of equity financings) in which the aggregate consideration payable to the Company or its stockholders is greater or equal to $10 million. The PCP Note is classified as a long-term liability at December 31, 2011 on the consolidated balance sheet.

Senior Convertible Notes

In 2008, the Company issued 8% convertible promissory notes for cash proceeds of $4.1 million (the “2008 Senior Convertible Notes”) that were secured by a first priority security interest in all of the Company’s assets. The 2008 Senior Convertible Notes were due on February 20, 2009. The 2008 Senior Convertible Notes included an option to extend maturity for one year until February 20, 2010 during which time the interest rate would increase to 10%. In February 2009, the Company exercised its option to extend the term of the 2008 Senior Convertible Notes. As a result of the term extension and increased interest rate provision related to the 2008 Senior Convertible Notes, the Company recorded interest expense using the effective interest method based on the estimated life of two years.

In 2009 the Company issued 8% convertible promissory notes for cash proceeds of $3.5 million (the “2009 Senior Convertible Notes”) that were secured by a first priority security interest in all of the Company’s assets. The 2009 Senior Convertible Notes were due on February 20, 2010.

The 2008 Senior Convertible Notes and the 2009 Senior Convertible Notes (collectively, “Senior Convertible Notes”) provided that all unpaid principal and accrued interest were convertible into the Company’s equity securities upon the occurrence of certain events including a qualified financing, a reverse merger or a sale, as defined.

In 2010, the Company amended the Senior Convertible Notes to extend the maturity date to September 30, 2010 and modify the conversion price factor for certain events. The amendment was accounted for as a modification and the change in the fair value of the conversion feature, in the amount of $0.7 million, was recorded as a debt discount. The debt discount was amortized to interest expense in the consolidated statement of operations over the remaining term of the Senior Convertible Notes.

The Company also provided the Senior Convertible Noteholders a repayment premium of 42.9% of the aggregate principal plus accrued interest in the event the Senior Convertible Notes did not automatically convert prior to September 30, 2010. This premium was bifurcated from the debt and is reflected as a separate liability. The initial fair value and subsequent changes in fair value were recognized as interest expense in the consolidated statement of operations.

In 2010, the Company completed a qualifying financing and Senior Convertible Notes principal and accrued interest totaling $8.6 million automatically converted into 1,464,479 Series A Shares with a per share price of $5.87. In addition, the liability of $0.6 million related to the repayment premium was reflected as interest expense upon the conversion of the Senior Convertible Notes to Series A Shares.

PBC was entitled to receive commissions equal to 7% of the gross proceeds of the Senior Convertible Notes, expense reimbursements, and warrants to purchase Common Stock (as defined in Note 13) as compensation for its services as the placement agent for the Senior Convertible Notes. These issuance costs of $0.7 million were capitalized as deferred financing costs and were amortized to interest expense in the consolidated statements of operations over the estimated life of the Senior Convertible Notes. For the years ended December 31, 2010, 2009 and the period from inception to December 31, 2011, amortization of deferred financing costs was $0.2 million, $0.4 million, and $0.7 million, respectively.

Line of Credit Facility

In December 2008, the Company, PBS and certain affiliates of PBS jointly entered into a revolving line of credit agreement with an unrelated financial institution. The line of credit was secured by collateral pledged by PBS. The line of credit was repaid in full and closed during 2010.

Interest expense for all debt is as follows:

($ in thousands)	For the Year Ended December 31,			Period from June 28, 2006 (Date of Inception) to December 31, 2011
	2011	2010	2009
Interest expense	$—	$237	$493	$1,032
Interest expense—related parties	74	76	145	448
Amortization of embedded conversion feature	—	831	—	831
Change in fair value of Common Stock warrant liability	—	234	—	234
Amortization of deferred financing fees	—	157	415	737

Total interest expense	$74	$1,535	$1,053	$3,282